Stock Options (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
stock-based compensation expense	$ 13,613	$ 278,447	$ 2,602,191	$ 292,449
Stock option plan [Member]
stock-based compensation expense	$ 0	$ 0
Common stock shares reserved under plan			4,765,000
Stock options maturity period			10 years